Submission	Jul. 31, 2026
Submission [Line Items]
Central Index Key	0001843162
Registrant Name	Chicago Atlantic BDC, Inc.
Form Type	N-14
Submission Type	N-14 8C
Fee Exhibit Type	EX-FILING FEES